Shareholder Fees - FidelityLeveragedCompanyStockFund-KPRO	Sep. 28, 2024 USD ($)
FidelityLeveragedCompanyStockFund-KPRO | Fidelity Leveraged Company Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none